Long-term debt and other financial liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended	9 Months Ended
	Apr. 14, 2025	Apr. 02, 2025	Apr. 16, 2025	May 30, 2025	May 22, 2025	Jun. 30, 2025	Sep. 29, 2025	Sep. 17, 2025	Dec. 31, 2024	Jun. 30, 2024
Debt Instrument [Line Items]
Loans Payable to Bank						$ 1,683,624			$ 1,605,654
Cash and cash equivalents						$ 282,394			343,373	$ 377,270
Number of loan agreements						thirty-three
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and cash equivalents						$ 88,772			$ 80,905
Two loan agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalent						$ 3,050
Byzantion and Bosporos [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment		semi-annual
Debt Instrument, Maturity Date, Description		one-year
Long-Term Debt, Description		to the refinancing of the handysize tankers, Byzantion and Bosporos
Number of repayment installments		three
Debt Instrument, Periodic Payment		$ 1,365
Porto and Lisboa [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	four-year
Long-Term Debt, Description	to the refinancing of the DP2 shuttle tankers, Porto and Lisboa
Line of Credit Facility, Maximum Borrowing Capacity	$ 114,067
Proceeds from Issuance of Debt			$ 114,067
Prepaid amount			$ 106,567
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 70,286
Porto and Lisboa [Member] | Three months after the drew down date [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Number of repayment installments	nine
Debt Instrument, Periodic Payment	$ 2,087
Porto and Lisboa [Member] | Six months after the drew down date [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Number of repayment installments	eight
Debt Instrument, Periodic Payment	$ 3,125
Dr Irene Tsakos [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description					seven-year
Long-Term Debt, Description					to the post- delivery financing of the under construction suezmax tanker Dr Irene Tsakos
Line of Credit Facility, Maximum Borrowing Capacity					$ 64,125
Proceeds from Issuance of Debt				$ 64,125
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 39,188
Dr Irene Tsakos [Member] | Six months after the delivery of the vessel [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment					semi-annual
Number of repayment installments					fourteen
Debt Instrument, Periodic Payment					$ 1,781
Silia T [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description								six-year
Long-Term Debt, Description								to the post- delivery financing of the under construction suezmax tanker Silia T
Line of Credit Facility, Maximum Borrowing Capacity								$ 64,125
Proceeds from Issuance of Debt							$ 64,125
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 42,750
Silia T [Member] | Six months after the delivery of the vessel [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment								semi-annual
Number of repayment installments								twelve
Debt Instrument, Periodic Payment								$ 1,781
Tenergy [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description						for its under-construction LNG carrier, Tenergy
Sale Leaseback Transaction, Date						December 21, 2021
Sale Leaseback Transaction, Lease Terms						ten-year
All bank loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank						$ 1,683,624
Debt Instrument, Frequency of Periodic Payment						semi-annual
Maturity date						between November 2025 and September 2033
Debt Instrument, Description of Variable Rate Basis						Secured Overnight Financing Rate (“SOFR”) plus a spread
Debt Instrument, Covenant Compliance						The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2025